SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.
1

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 41.0%
Asset Backed Securities - 26.0%
$ 1,331,987 AFG ABS I, LLC, 9.40%, 09/16/30(a) $ 1,393,700
670,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(a) 681,335
86,415 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 86,584
322,658 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 324,258
1,200,000 Avant Loans Funding Trust, 5.12%,
05/15/34(a) 1,205,769
231,598 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 232,060
1,523,365 Bankers Healthcare Group
Securitization Trust 2023-B, 6.92%,
12/17/36(a) 1,596,748
67,079 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 69,015
294,528 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 301,041
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,619,275
250,000 Capital One Prime Auto Receivables
Trust, 4.66%, 01/15/30 253,990
1,130,873 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,151,578
520,000 Carvana Auto Receivables Trust, 4.67%,
12/10/30(a) 522,163
500,000 Carvana Auto Receivables Trust, 5.74%,
11/13/29(a) 514,569
427,042 CCG Receivables Trust, 4.99%,
03/15/32(a) 430,633
2,039,885 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 1,716,331
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 302,405
198,249 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 190,721
189,970 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 185,263
45,528 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 45,867
981,048 Crossroads Asset Trust, 4.91%,
02/20/32(a) 988,245
1,290,000 Dext ABS, LLC, 4.77%, 08/15/35(a) 1,304,124
1,000,000 Dext ABS, LLC, 4.66%, 04/15/36(a) 999,869
1,343,283 DLLAD, LLC, 4.79%, 01/20/28(a) 1,351,037
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,362,793
459,430 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) 423,168
Principal
Amount
Security
Description Value
$ 426,521 First Help Financial LLC, 4.94%,
11/15/30(a) $ 425,610
611,239 First Help Financial, LLC, 5.69%,
02/15/30(a) 614,975
803,945 Foundation Finance Trust, 4.60%,
03/15/50(a) 804,731
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,431,146
1,500,000 GreenSky Home Improvement Issuer
Trust, 5.02%, 06/25/60(a) 1,521,896
453,077 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 464,351
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 446,421
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,248,261
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,010,948
867,283 Huntington Auto Trust, 5.23%,
01/16/29(a) 875,747
597,548 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 603,960
864,602 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(a) 871,933
867,628 Iowa Student Loan Liquidity Corp.,
4.52%, 08/25/70(b) 862,278
1,220,000 M&T Equipment Notes, 4.94%,
08/18/31(a) 1,244,585
1,250,000 M&T Equipment Notes, 4.91%,
03/16/32(a) 1,268,466
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 680,904
715,571 Navient Student Loan Trust, 0.97%,
12/16/69(a) 645,369
899,813 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 898,712
222,086 NMEF Funding, LLC, 6.57%,
06/17/30(a) 223,271
471,377 NMEF Funding, LLC, 5.15%,
12/15/31(a) 474,306
660,627 North Texas Higher Education
Authority, Inc., 4.42%, 09/25/61(b) 657,609
961,237 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 876,537
1,113,818 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,120,282
388,040 Octane Receivables Trust, 5.80%,
07/20/32(a) 391,268
950,000 Octane Receivables Trust, 4.48%,
12/20/46(a) 951,969
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 1,005,880

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,070,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(a) $ 1,090,473
1,045,656 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(a) 1,053,796
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,504,013
800,000 RCKT Trust, 4.60%, 11/27/34(a) 801,088
362,971 SLM Student Loan Trust, 5.57%,
10/25/83(b) 362,759
309,739 SLM Student Loan Trust, 6.22%,
04/15/29(b) 310,677
151,349 SLM Student Loan Trust, 6.27%,
07/25/28(b) 152,294
1,320,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(a) 1,334,586
1,385,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(a) 1,389,508
380,885 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 337,355
107,647 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 107,093
517,404 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 453,222
182,487 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 179,847
1,150,000 Space Coast Credit Union, 4.78%,
12/15/31(a) 1,160,245
221,021 Tricon American Homes Trust, 2.75%,
03/17/38(a) 220,127
1,439,794 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(a) 1,442,120
868,057 UPX HIL 2025-1 Issuer Trust, 5.16%,
01/25/47(a) 874,762
830,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 820,335
748,821 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 763,750
1,700,000 Verdant Receivables, LLC, 4.96%,
05/12/33(a) 1,731,664
584,892 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 588,268
1,375,000 Wingspire Equipment Finance, LLC,
4.57%, 09/20/33(a) 1,378,248
58,930,186
Non-Agency Commercial Mortgage Backed Securities - 9.6%
39,031 BANK 2019-BNK16, 3.93%, 02/15/52 38,764
800,000 BANK 2025-BNK51, 4.38%, 12/25/67 800,921
423,008 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 413,130
875,000 BSTN Commercial Mortgage Trust,
4.90%, 04/13/41(a)(c) 878,461
670,939 BX Trust, 4.71%, 11/15/38(a)(b) 670,534
Principal
Amount
Security
Description Value
$ 1,100,000 BXHPP Trust, 4.51%, 08/15/36(a)(b) $ 1,061,823
1,500,000 BXMT, Ltd. CLO, 5.37%, 10/18/42(a)
(b) 1,500,099
753,602 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 744,429
155,167 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 154,640
1,000,000 FirstKey Homes Trust, 4.50%,
07/17/38(a) 997,650
1,934,435 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,930,898
232,341 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 166
1,120,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(a)(c) 1,139,650
1,770,220 KNDR 2021-KIND A, 4.82%,
08/15/38(a)(b) 1,762,920
450,774 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 432,631
247,294 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 232,859
920,668 Tricon Residential Trust, 3.86%,
04/17/39(a) 915,441
764,012 TRTX Issuer, Ltd. CLO, 5.39%,
02/15/39(a)(b) 763,697
1,450,000 VASA Trust, 4.77%, 07/15/39(a)(b) 1,429,186
674,393 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 586,665
562,124 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 569,613
1,445,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(a)(c) 1,457,509
1,073,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 1,136,162
2,145,000 WSTN Trust, 6.30%, 07/05/37(a)(c) 2,183,877
21,801,725
Non-Agency Residential Mortgage Backed Securities - 5.4%
596,609 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(c) 571,367
109,091 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 107,598
338,333 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 321,793
273,547 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 267,971
265,897 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 261,720
26,896 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 26,368
1,181,818 COOPR Residential Mortgage Trust,
5.65%, 05/25/60(a)(d) 1,193,887

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 $ 1,088
77,251 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 75,278
44,215 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.97%,
02/25/33(b) 51,537
84,795 CSMLT Trust, 2.95%, 10/25/30(a)(c) 82,007
770,919 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(a)(d) 779,486
255,788 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 252,946
123,914 MFRA Trust, 2.79%, 08/25/49(a)(c) 120,929
94,388 MFRA Trust, 0.85%, 01/25/56(a)(c) 91,154
326,739 MFRA Trust, 3.91%, 04/25/66(a)(d) 324,349
194,035 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 190,040
17,957 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 17,308
29,454 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 28,508
46,992 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 45,848
221,724 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 211,344
1,258,364 Provident Funding Mortgage Trust,
6.00%, 08/25/55(a)(c) 1,276,964
2,000,000 RCKT Trust, 4.99%, 07/25/34(a) 2,012,208
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 7.71%, 01/07/26(b) 7,305
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/07/26 5,006
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 643,125
362,196 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 356,004
56,250 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 55,768
210,770 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 206,716
605,300 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 570,599
1,026,232 Woodward Capital Management,
6.14%, 04/25/44(a)(c) 1,036,955
1,025,069 Woodward Capital Management,
5.65%, 01/25/45(a)(d) 1,035,223
12,228,399
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $93,292,172) 92,960,310
Principal
Amount
Security
Description Value
Corporate Bonds - 29.8%
Communication Services - 0.8%
$ 1,050,000 AT&T, Inc., 4.35%, 03/01/29 $ 1,055,473
888,000 Verizon Communications, Inc., 1.68%,
10/30/30 787,422
1,842,895
Consumer Discretionary - 3.3%
2,200,000 American Honda Finance Corp., 4.25%,
09/01/28 2,213,326
500,000 Carnival Corp., 4.00%, 08/01/28(a) 492,635
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 998,639
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 919,571
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,127,711
300,000 Newell Brands, Inc., 6.38%, 05/15/30 292,969
800,000 Tapestry, Inc., 5.10%, 03/11/30 821,284
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 420,993
275,000 Whirlpool Corp., 6.13%, 06/15/30 274,666
7,561,794
Consumer Staples - 2.4%
350,000 Agilent Technologies, Inc., 2.75%,
09/15/29 334,102
300,000 Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC,
5.75%, 03/31/34(a) 301,214
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 448,800
2,270,000 Mars, Inc., 4.80%, 03/01/30(a) 2,319,855
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,844
1,433,000 The Campbell's Co., 5.20%, 03/19/27 1,451,571
200,000 Turning Point Brands, Inc., 7.63%,
03/15/32(a) 212,862
680,000 United Rentals North America, Inc.,
4.88%, 01/15/28 680,059
5,758,307
Energy - 2.7%
450,000 ConocoPhillips Co., 4.70%, 01/15/30 458,441
500,000 Energy Transfer LP, 5.63%, 05/01/27(a) 499,952
2,155,000 Energy Transfer LP, 4.95%, 05/15/28 2,189,833
2,145,000 Occidental Petroleum Corp., 5.00%,
08/01/27 2,184,129
300,000 PBF Holding Co., LLC/PBF Finance
Corp., 9.88%, 03/15/30(a) 308,624
350,000 Viper Energy Partners, LLC, 4.90%,
08/01/30 354,015
5,994,994
Financials - 11.6%
2,300,000 Bank of America Corp., 3.71%,
04/24/28(c) 2,289,563

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 675,000 CBRE Services, Inc., 4.80%, 06/15/30 $ 684,350
1,345,000 CBRE Services, Inc., 5.50%, 04/01/29 1,393,676
2,245,000 Citigroup, Inc., 5.17%, 02/13/30(c) 2,303,709
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 575,625
2,225,000 JPMorgan Chase & Co., 5.14%,
01/24/31(c) 2,299,746
1,760,000 KeyCorp, MTN, 2.25%, 04/06/27 1,720,184
2,205,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,275,448
690,000 NNN REIT, Inc., 4.60%, 02/15/31 694,768
367,000 NNN REIT, Inc., 3.60%, 12/15/26 365,469
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,980,800
550,000 Stellantis Financial Services US Corp.,
4.95%, 09/15/28(a) 557,557
2,185,000 The Goldman Sachs Group, Inc.,
5.21%, 01/28/31(c) 2,256,331
2,240,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,275,642
2,215,000 U.S. Bancorp, 5.78%, 06/12/29(c) 2,302,279
125,000 Walker & Dunlop, Inc., 6.63%,
04/01/33(a) 128,241
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 2,270,138
26,373,526
Industrials - 1.7%
300,000 Graphic Packaging International, LLC,
3.50%, 03/15/28(a) 290,513
725,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 749,299
1,050,000 Molex Electronic Technologies, LLC,
4.75%, 04/30/28(a) 1,061,451
1,015,000 RTX Corp., 3.50%, 03/15/27 1,010,091
775,000 The Boeing Co., 6.30%, 05/01/29 822,622
3,933,976
Information Technology - 2.6%
1,350,000 Dell International, LLC/EMC Corp.,
4.75%, 04/01/28 1,369,228
1,740,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,748,384
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 217,075
1,100,000 Oracle Corp., 4.45%, 09/26/30 1,076,170
1,270,000 Paychex, Inc., 5.10%, 04/15/30 1,307,483
5,718,340
Materials - 1.8%
1,990,000 Albemarle Corp., 4.65%, 06/01/27 2,002,180
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,943,121
3,945,301
Utilities - 2.9%
1,325,000 Duke Energy Corp., 3.15%, 08/15/27 1,308,479
2,230,000 Exelon Corp., 5.13%, 03/15/31 2,302,136
650,000 FirstEnergy Corp., 3.90%, 07/15/27 647,407
1,250,000 Florida Power & Light Co., 4.40%,
05/15/28 1,265,567
Principal
Amount
Security
Description Value
$ 950,000 NiSource, Inc., 5.75%, 07/15/56(c) $ 956,153
6,479,742
Total Corporate Bonds (Cost $66,384,020) 67,608,875
Government & Agency Obligations - 27.6%
GOVERNMENT SECURITIES - 26.5%
Municipals - 0.9%
325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 325,214
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,396,661
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 226,087
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 166,075
2,114,037
U.S. Treasury Securities - 25.6%
8,790,000 U.S. Treasury Note, 2.25%, 02/15/27 8,668,451
19,825,000 U.S. Treasury Note, 4.13%, 07/31/28 20,120,826
16,800,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 16,546,688
10,085,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 10,289,064
2,400,000 U.S. Treasury Note/Bond, 4.13%,
11/30/29 2,441,437
58,066,466
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.1%
Federal Home Loan Mortgage Corp. - 0.4%
205,083 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 182,285
137,012 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 136,019
521,102 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 497,560
226,878 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 36,346
27,401 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 880
55,237 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 5,434
13,688 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 13,666
872,190

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Federal National Mortgage Association - 0.0%
$ 11,086 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 $ 11,022
131,278 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39(c) 4,629
15,651
Government National Mortgage Association - 0.7%
1,129,508 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,128,738
114,615 Government National Mortgage
Association #559220, 7.00%,
01/15/33 114,626
82,268 Government National Mortgage
Association #610022, 5.60%,
08/15/34 82,164
252,573 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 254,485
1,580,013
Total Government & Agency Obligations (Cost
$62,122,977) 62,648,357
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
300 U.S. Bancorp, Series A (callable at 1,000
beginning 01/30/26), 13.25%(c)(e) 229,342
Total Preferred Stocks (Cost $307,815) 229,342
Short-Term Investments - 0.9%
Investment Company - 0.9%
2,144,128 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(f) 2,144,128
Total Short-Term Investments (Cost $2,144,128) 2,144,128
Investments, at value - 99.4% (Cost $224,251,112) 225,591,012
Other assets in excess of liabilities - 0.6% 1,431,818
NET ASSETS - 100.0% $ 227,022,830
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2025, the aggregate value of these liquid securities were
$94,984,055 or 41.9% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December
31, 2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2025.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 14.8%
Asset Backed Securities - 6.2%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 942,803
543,848 Capital Automotive, 1.44%,
08/15/51(a) 532,287
842,851 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 680,365
244,596 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 215,995
56,659 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 56,118
300,151 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 281,766
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 896,363
783,620 Home Partners of America Trust,
2.20%, 01/17/41(a) 738,227
332,186 Navient Student Loan Trust, 1.11%,
02/18/70(a) 296,151
162,756 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 155,317
291,617 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 275,903
644,866 NMABS Issuer I, LLC, 5.14%,
11/22/55(a) 644,077
805,819 Progress Residential Trust, 1.52%,
07/17/38(a) 795,644
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 601,605
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 428,624
293,955 SLM Student Loan Trust, 5.57%,
10/25/83(b) 293,784
418,977 SLM Student Loan Trust, 6.22%,
04/15/29(b) 420,246
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 590,627
1,109,313 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,058,135
620,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(a) 612,781
10,516,818
Non-Agency Commercial Mortgage Backed Securities - 1.8%
351,922 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 251
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 1,019,295
Principal
Amount
Security
Description Value
$ 475,817 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) $ 456,666
190,770 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 179,634
607,143 Tricon Residential Trust, 3.86%,
04/17/39(a) 603,697
312,291 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 316,452
480,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 508,255
3,084,250
Non-Agency Residential Mortgage Backed Securities - 6.8%
940,888 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 894,892
189,469 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 185,608
217,979 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 214,555
185,645 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 182,001
56,486 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 58,128
743,079 COOPR Residential Mortgage Trust,
4.84%, 09/25/60(a)(d) 741,054
9,935 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 9,988
1,145 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/07/26 1,088
585,351 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 540,800
660,721 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 601,740
44,215 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 4.97%,
02/25/33(b) 51,537
81,533 CSMLT Trust, 2.95%, 10/25/30(a)(c) 78,853
548,648 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) 496,098
765,812 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 695,411
681,236 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 612,329
346,846 MFRA Trust, 3.91%, 04/25/66(a)(d) 344,309
219,009 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 214,625
169,125 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 159,607
125,914 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 121,360

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 74,974 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) $ 72,567
217,464 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 212,170
533,465 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 486,712
585,212 Onslow Bay Financial LLC, 4.87%,
10/25/65(a)(c) 585,326
1,175,331 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,057,269
764,604 PSMC Trust, 2.50%, 08/25/51(a)(c) 694,618
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 7.71%, 01/07/26(b) 8,577
669,075 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 593,814
94,684 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 92,945
753,780 Towd Point Mortgage Trust, 4.82%,
06/25/65(a)(c) 756,879
679,072 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 607,730
11,372,590
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $26,331,103) 24,973,658
Corporate Bonds - 25.4%
Communication Services - 1.6%
345,000 Alphabet, Inc., 2.25%, 08/15/60 176,743
1,165,000 AT&T, Inc., 4.30%, 12/15/42 982,841
655,000 Meta Platforms, Inc., 3.85%, 08/15/32 635,390
195,000 Meta Platforms, Inc., 4.60%, 11/15/32 196,568
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 642,402
2,633,944
Consumer Discretionary - 2.1%
550,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 561,960
400,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 372,489
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,140,626
525,000 Tapestry, Inc., 5.10%, 03/11/30 538,968
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,040,188
3,654,231
Consumer Staples - 2.4%
985,000 Dollar General Corp., 3.50%, 04/03/30 952,654
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 540,600
685,000 Mars, Inc., 5.20%, 03/01/35(a) 704,063
1,215,000 The Campbell's Co., 4.75%, 03/23/35 1,174,241
665,000 The Kroger Co., 5.00%, 09/15/34 668,674
4,040,232
Principal
Amount
Security
Description Value
Energy - 0.9%
$ 1,165,000 Energy Transfer LP, 5.55%, 05/15/34 $ 1,197,220
445,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 403,589
1,600,809
Financials - 8.6%
1,315,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,206,715
745,000 CBRE Services, Inc., 2.50%, 04/01/31 675,729
505,000 CBRE Services, Inc., 4.90%, 01/15/33 507,426
947,000 Chubb INA Holdings, LLC, 6.80%,
11/15/31 1,058,351
1,175,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,189,081
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,138,656
1,165,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,207,428
470,000 KeyCorp, MTN, 2.25%, 04/06/27 459,367
1,165,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,181,773
500,000 Regions Financial Corp., 5.50%,
09/06/35(c) 515,023
830,000 Regions Financial Corp., 1.80%,
08/12/28 785,350
1,300,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,197,593
1,170,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,192,094
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 992,237
1,285,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,200,170
14,506,993
Industrials - 4.4%
1,109,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,013,472
510,000 AptarGroup, Inc., 4.75%, 03/30/31 513,601
1,220,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,083,465
225,000 Emerson Electric Co., 5.00%, 03/15/35 230,666
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,163,397
430,000 Molex Electronic Technologies, LLC,
5.25%, 04/30/32(a) 441,427
1,252,000 RTX Corp., 4.88%, 10/15/40 1,208,844
280,000 The Boeing Co., 6.53%, 05/01/34 309,781
815,000 TTX Co., 4.60%, 02/01/49(a) 707,471
935,000 Waste Management, Inc., 1.50%,
03/15/31 816,687
7,488,811
Information Technology - 1.9%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 619,509
400,000 Oracle Corp., 4.45%, 09/26/30 391,334

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 665,000 Oracle Corp., 2.30%, 03/25/28 $ 634,140
475,000 Paychex, Inc., 5.60%, 04/15/35 497,465
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 944,578
3,087,026
Materials - 0.9%
550,000 Albemarle Corp., 5.05%, 06/01/32 553,708
216,000 Albemarle Corp., 5.45%, 12/01/44 197,158
819,000 The Mosaic Co., 5.45%, 11/15/33 841,463
1,592,329
Real Estate - 0.6%
1,000,000 NNN REIT, Inc., 4.30%, 10/15/28 1,005,839
Utilities - 2.0%
1,125,000 Duke Energy Corp., 5.75%, 09/15/33 1,191,294
420,000 Exelon Corp., 6.50%, 03/15/55(c) 437,028
425,000 Exelon Corp., 5.13%, 03/15/31 438,748
670,000 NiSource, Inc., 5.35%, 04/01/34 690,690
588,586 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 586,432
3,344,192
Total Corporate Bonds (Cost $44,218,305) 42,954,406
Government & Agency Obligations - 58.3%
GOVERNMENT SECURITIES - 25.1%
Municipals - 0.6%
230,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 236,893
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 341,980
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 445,125
1,023,998
U.S. Treasury Securities - 24.5%
275,000 U.S. Treasury Bond, 4.38%, 08/15/43 262,679
9,910,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,554,343
1,320,000 U.S. Treasury Bond, 3.63%, 05/15/53 1,067,808
7,605,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 6,985,311
13,690,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 12,209,234
3,540,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 3,510,546
1,550,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,566,287
300,000 U.S. Treasury Note/Bond, 4.00%,
11/15/35 295,687
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,386,920
1,500,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,530,352
41,369,167
Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 33.2%
Federal Home Loan Mortgage Corp. - 13.1%
$ 740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) $ 704,748
520,151 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 537,187
300,154 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 297,110
520,807 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 496,960
236,864 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 226,164
539,654 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 497,243
573 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 572
791,485 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 680,782
959,264 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 915,625
1,394,907 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,377,279
1,197,478 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,206,470
1,192,594 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,242,425
1,425,150 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,365,768
1,805,555 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,675,411
2,461,070 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,356,226
1,640,563 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,616,019
806,496 Federal Home Loan Mortgage Corp.
#SD6968, 5.50%, 11/01/54 827,119
60,028 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 60,440
63,616 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 64,098
759,626 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 701,990
170,916 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 172,105
260,307 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 252,807
514,968 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 500,788
558,470 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 89,466

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 100,351 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 $ 100,358
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 941,650
453,953 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 448,211
559,951 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 520,925
347,731 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 324,036
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,427,748
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 474,844
22,102,574
Federal National Mortgage Association - 16.6%
1,381,213 Federal National Mortgage Association,
5.00%, 07/25/36 1,396,551
46,022 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 46,357
41,257 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 41,614
275,839 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 254,910
87,947 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 88,694
16,470 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 17,419
200,386 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 196,207
66,007 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 64,555
155,022 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 153,212
1,100,566 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,034,148
1,130,320 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,043,676
240,274 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 234,738
300,392 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 299,963
248,601 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 239,339
307,062 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 276,363
295,413 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 279,402
915,961 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 817,365
1,164,916 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,043,753
Principal
Amount
Security
Description Value
$ 1,780,398 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 $ 1,750,955
401,949 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 405,154
1,518,524 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,554,873
2,269,932 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,285,779
1,777,483 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,575,928
2,523,200 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,253,454
1,794,494 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,671,679
1,532,216 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,468,375
883,752 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 787,794
1,820,581 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,690,496
1,011,401 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,019,825
1,345,020 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,355,467
203,899 Federal National Mortgage Association
Interest Only, 2.69%, 01/25/39(c) 7,189
597,215 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 543,173
432,943 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(c) 429,840
92,264 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 91,387
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 937,796
691,460 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 689,593
28,047,023
Government National Mortgage Association - 3.5%
740,095 Government National Mortgage
Association, 5.50%, 05/16/40 764,844
863,182 Government National Mortgage
Association, 4.75%, 05/16/42 869,210
311,664 Government National Mortgage
Association, 2.85%, 04/16/50 301,894
496,975 Government National Mortgage
Association, 4.88%, 04/20/51(c) 497,205
848,048 Government National Mortgage
Association, 4.75%, 10/16/55 843,395
838,182 Government National Mortgage
Association, 4.75%, 03/16/65(c) 834,826
344,420 Government National Mortgage
Association, 3.50%, 01/20/69(c) 336,093

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
INCOME FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 706,541 Government National Mortgage
Association #786915, 5.50%,
09/20/53 $ 720,819
302,513 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 279,640
498,057 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 501,826
5,949,752
Total Government & Agency Obligations (Cost
$102,964,949) 98,492,514
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
1,537,223 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(e) 1,537,223
Total Short-Term Investments (Cost $1,537,223) 1,537,223
Investments, at value - 99.4% (Cost $175,051,580) 167,957,801
Other assets in excess of liabilities - 0.6% 1,041,181
NET ASSETS - 100.0% $ 168,998,982
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2025, the aggregate value of these liquid securities were
$26,974,537 or 16.0% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2025.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2025.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2025.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
GO General Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.0%
GOVERNMENT SECURITIES - 94.9%
Municipals - 94.9%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 112,244
Colorado - 2.1%
250,000 City of Durango CO Sales & Use Tax
Revenue, Colorado RB, 5.25%,
12/01/55 268,179
200,000 City of Wheat Ridge CO Sales & Use
Tax Revenue, Colorado RB, 5.00%,
12/01/42 215,594
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 168,245
395,000 Denver City & County School District
No. 1, Colorado GO, 5.50%,
12/01/46 438,318
1,090,336
Illinois - 0.9%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 266,499
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 222,276
488,775
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 231,303
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 251,712
483,015
Massachusetts - 0.4%
200,000 Commonwealth of Massachusetts,
Massachusetts GO, 5.00%, 04/01/50 209,390
Michigan - 1.0%
300,000 Michigan State Housing Development
Authority, Michigan RB FNMA,
4.55%, 08/01/41 305,190
205,000 Michigan State University, Michigan
RB, 5.25%, 08/15/54 217,730
522,920
Missouri - 0.5%
225,000 City of Kansas City MO, Missouri RB,
5.00%, 04/01/43 240,831
Nebraska - 81.5%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 257,563
Principal
Amount
Security
Description Value
$ 300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 $ 294,502
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 207,124
260,000 Burton County School District No. 20,
Nebraska GO, 5.00%, 12/15/30 269,401
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 380,064
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 383,756
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 314,462
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 307,479
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 201,243
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 301,568
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 330,857
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 149,685
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 53,352
120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 113,294
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 340,290
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 130,014
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 200,005
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,861
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 351,896
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 250,586
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 52,370
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 446,246
70,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 69,447
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 234,852

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 $ 379,301
200,000 City of Lincoln NE Sanitary Sewer
Revenue, Nebraska RB, 5.00%,
06/15/36 221,606
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 152,484
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 150,375
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 211,303
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 360,003
100,000 City of North Platte NE, Nebraska RB,
5.00%, 12/15/34 107,516
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 48,374
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 395,527
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 223,030
300,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/45 321,947
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 552,982
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 572,582
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 270,055
425,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/45 447,676
250,000 City of Papillion NE, Nebraska RB,
3.75%, 09/15/29 252,276
200,000 City of Wayne NE, Nebraska GO,
5.00%, 12/15/35 212,020
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 196,625
200,000 Colfax County School District No. 58,
Nebraska GO, 5.00%, 12/15/35 213,817
45,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 45,004
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 374,763
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 276,913
Principal
Amount
Security
Description Value
$ 300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 $ 303,171
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 448,415
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 323,142
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 192,504
250,000 Cuming County School District No. 20,
Nebraska GO, 5.25%, 12/15/35 271,138
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 265,351
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 328,421
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,152,026
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 325,480
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 186,997
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,030
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 254,655
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 95,731
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 260,889
100,000 Douglas County Sanitary &
Improvement District No. 583,
Nebraska GO, 5.10%, 08/15/36 102,340
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 261,603
250,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 12/15/37 282,296
265,000 Douglas County School District No. 10,
Nebraska GO, 5.00%, 06/15/42 285,399
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 12/15/37 227,663
200,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 200,741
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 253,580
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 713,878
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,397

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 $ 150,030
155,000 Fillmore County School District No. 25,
Nebraska GO, 5.00%, 06/15/35 166,214
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 549,998
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 396,396
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 489,160
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 720,562
200,000 Hall County School District No. 2,
Nebraska GO, 5.00%, 12/15/39 224,270
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 156,165
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 152,570
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 96,206
370,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/34 322,337
320,000 Lancaster County School District No.
14, Nebraska GO, 2.00%, 12/15/28 310,333
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 217,381
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 989,135
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 119,968
130,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 5.00%, 12/01/40 143,756
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,367
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 351,056
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 300,056
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 394,213
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 487,398
150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 151,299
Principal
Amount
Security
Description Value
$ 100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 $ 100,661
195,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 191,339
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 138,335
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 200,228
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 454,937
390,000 Omaha Airport Authority, Nebraska
RB, 5.25%, 12/15/40 429,204
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 327,489
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 413,497
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 419,082
185,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/44 196,975
350,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 04/15/50 364,264
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 392,097
395,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 428,338
105,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/43 112,887
115,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/44 122,231
200,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 190,396
1,370,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 1,441,000
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 267,070
400,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/55 425,853
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/55 365,448
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 789,036
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 518,400
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 179,998
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 619,988
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 288,744

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 $ 699,580
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 461,335
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 269,406
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 224,326
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/41 221,320
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 323,740
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/44 321,159
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 350,058
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 97,390
115,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 115,002
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 84,648
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 98,376
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 93,659
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 301,817
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 291,488
300,000 Southeast Community College Area,
Nebraska COP, 5.00%, 12/15/44 315,163
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 304,511
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 296,652
300,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 305,691
105,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 105,040
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 413,175
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 199,059
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 185,166
Principal
Amount
Security
Description Value
$ 250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 $ 272,734
100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 106,104
42,470,909
New York - 1.4%
325,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 348,940
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.00%,
05/01/42 215,473
175,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.50%,
05/01/50 189,255
753,668
North Dakota - 1.0%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 494,588
South Dakota - 0.4%
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 233,171
Texas - 3.1%
300,000 Alamo Community College District,
Texas GO, 5.25%, 08/15/50 318,216
100,000 City of Waco TX, Texas GO, 5.25%,
02/01/50 107,175
300,000 Conroe Independent School District,
Texas GO, 5.00%, 02/15/44 323,006
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 149,114
100,000 Fort Worth Independent School
District, Texas GO, 5.00%, 02/15/41 115,526
150,000 Lubbock Independent School District,
Texas GO, 5.25%, 02/15/55 158,927
200,000 Spring Independent School District,
Texas GO, 5.25%, 08/15/55 213,073
200,000 Texas Transportation Finance Corp.,
Texas RB, 5.50%, 10/01/55 216,296
1,601,333
Wisconsin - 1.5%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 419,697
350,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 350,931
770,628
49,471,808

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 3.1%
Federal Home Loan Mortgage Corp. - 3.1%
$ 197,535 Federal Home Loan Mortgage Corp.,
4.69%, 10/25/40(a) $ 201,792
193,284 Federal Home Loan Mortgage Corp.,
4.30%, 05/25/41(a) 191,001
285,884 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 235,343
248,333 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41(a) 256,427
199,309 Federal Home Loan Mortgage Corp.,
4.78%, 07/25/42 205,078
525,687 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 511,469
1,601,110
Total Government & Agency Obligations (Cost
$51,678,676) 51,072,918
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
586,532 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(c) 586,532
Total Short-Term Investments (Cost $586,532) 586,532
Investments, at value - 99.1% (Cost $52,265,208) 51,659,450
Other assets in excess of liabilities - 0.9% 452,823
NET ASSETS - 100.0% $ 52,112,273
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2025.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2025, the aggregate value of these liquid securities were
$235,343 or 0.5% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 60.8%
Communication Services - 5.9%
9,945 Alphabet, Inc., Class C $ 3,120,741
2,220 Meta Platforms, Inc., Class A 1,465,400
1,335 T-Mobile US, Inc. 271,058
4,857,199
Consumer Discretionary - 6.6%
9,030 Amazon.com, Inc.(a) 2,084,305
80 Booking Holdings, Inc. 428,426
3,130 O'Reilly Automotive, Inc.(a) 285,487
890 Pool Corp. 203,588
1,210 Royal Caribbean Cruises, Ltd. 337,493
2,630 SharkNinja, Inc.(a) 294,297
2,135 Tesla, Inc.(a) 960,152
1,745 Texas Roadhouse, Inc. 289,670
1,420 The Home Depot, Inc. 488,622
5,372,040
Consumer Staples - 2.8%
3,140 Church & Dwight Co., Inc. 263,289
570 Costco Wholesale Corp. 491,534
2,590 Dollar General Corp. 343,874
3,245 Lamb Weston Holdings, Inc. 135,933
5,970 The Coca-Cola Co. 417,363
5,685 Walmart, Inc. 633,366
2,285,359
Energy - 1.9%
1,880 Diamondback Energy, Inc. 282,620
2,765 EOG Resources, Inc. 290,353
5,825 Exxon Mobil Corp. 700,981
2,205 Phillips 66 284,533
1,558,487
Financials - 8.5%
3,695 Brown & Brown, Inc. 294,492
1,735 Chubb, Ltd. 541,528
1,710 CME Group, Inc. 466,967
6,215 Equitable Holdings, Inc. 296,145
5,715 First American Financial Corp. 351,130
3,670 JPMorgan Chase & Co. 1,182,547
1,455 Mastercard, Inc., Class A 830,630
820 Moody's Corp. 418,897
3,140 Morgan Stanley 557,444
4,000 Synchrony Financial 333,720
4,050 The Bank of New York Mellon Corp. 470,165
5,730 The Charles Schwab Corp. 572,484
7,455 Wells Fargo & Co. 694,806
7,010,955
Health Care - 5.5%
4,200 Abbott Laboratories 526,218
2,855 AbbVie, Inc. 652,339
1,635 Amgen, Inc. 535,152
5,020 Edwards Lifesciences Corp.(a) 427,955
1,035 Eli Lilly & Co. 1,112,294
Shares
Security
Description Value
425 Humana, Inc. $ 108,855
875 Thermo Fisher Scientific, Inc. 507,018
1,225 UFP Technologies, Inc.(a) 271,987
760 United Therapeutics Corp.(a) 370,310
4,512,128
Industrials - 5.7%
2,590 AMETEK, Inc. 531,753
2,380 Cintas Corp. 447,607
15,400 CSX Corp. 558,250
5,960 Ingersoll Rand, Inc. 472,151
2,650 MasTec, Inc.(a) 576,030
17,900 Mueller Water Products, Inc., Class A 426,378
2,065 Paycom Software, Inc. 329,078
4,337 RTX Corp. 795,406
2,345 Waste Management, Inc. 515,220
4,651,873
Information Technology - 20.2%
4,135 Amphenol Corp., Class A 558,804
13,225 Apple, Inc. 3,595,348
3,760 Arista Networks, Inc.(a) 492,673
4,850 Broadcom, Inc. 1,678,585
5,470 Corning, Inc. 478,953
227 Fair Isaac Corp.(a) 383,771
6,535 Microchip Technology, Inc. 416,410
6,570 Microsoft Corp. 3,177,383
14,800 Mirion Technologies, Inc.(a) 346,616
390 Monolithic Power Systems, Inc. 353,480
10,548 Napco Security Technologies, Inc. 439,852
21,585 NVIDIA Corp. 4,025,603
3,360 Oracle Corp. 654,898
16,602,376
Materials - 1.2%
2,200 Balchem Corp. 337,392
955 Linde PLC 407,203
24,951 PureCycle Technologies, Inc.(a) 214,329
958,924
Real Estate - 1.2%
2,025 American Tower Corp. REIT 355,529
6,370 First Industrial Realty Trust, Inc. REIT 364,810
2,230 Sun Communities, Inc. REIT 276,319
996,658
Utilities - 1.3%
1,705 Atmos Energy Corp. 285,809
5,320 NextEra Energy, Inc. 427,090
3,825 The Southern Co. 333,540
1,046,439
Total Common Stocks (Cost $22,183,101) 49,852,438

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 9.6%
Asset Backed Securities - 6.3%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 152,223
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 86,438
16,643 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 16,675
300,000 Avant Loans Funding Trust, 5.12%,
05/15/34(b) 301,442
24,563 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 24,612
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 178,784
13,042 CCG Receivables Trust, 5.82%,
09/16/30(b) 13,094
57,364 CCG Receivables Trust, 4.99%,
03/15/32(b) 57,846
40,829 CCG Receivables Trust, 6.28%,
04/14/32(b) 41,303
231,098 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 194,443
111,759 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 90,214
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 287,502
109,223 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 109,877
17,270 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 16,842
30,629 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 28,211
200,000 FCCU Auto Receivables Trust, 5.18%,
05/15/31(b) 203,515
58,162 First Help Financial LLC, 4.94%,
11/15/30(b) 58,038
110,345 Foundation Finance Trust, 4.60%,
03/15/50(b) 110,453
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 186,130
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 201,570
40,274 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 41,276
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 102,626
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 171,133
116,249 Huntington Bank Auto Credit-Linked
Notes, 4.96%, 03/21/33(b) 117,235
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 102,624
Principal
Amount
Security
Description Value
$ 105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) $ 107,116
62,309 NMEF Funding, LLC, 5.15%,
12/15/31(b) 62,696
56,875 North Texas Higher Education
Authority, Inc., 4.42%, 09/25/61(c) 56,615
50,710 Octane Receivables Trust, 5.80%,
07/20/32(b) 51,132
140,000 PEAC Solutions Receivables, LLC,
5.04%, 07/20/32(b) 142,679
138,192 Post Road Equipment Finance, LLC,
4.90%, 05/15/31(b) 139,268
118,794 Progress Residential Trust, 1.52%,
07/17/38(b) 117,294
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 200,535
47,014 SLM Student Loan Trust, 6.22%,
04/15/29(c) 47,156
200,000 SoFi Consumer Loan Program Trust,
5.12%, 02/27/34(b) 202,210
135,000 SoFi Consumer Loan Program Trust,
4.67%, 08/15/34(b) 135,439
118,200 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 103,538
100,000 Space Coast Credit Union, 4.78%,
12/15/31(b) 100,891
280,000 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 281,885
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 69,486
109,369 Tricon American Homes Trust, 1.48%,
11/17/39(b) 104,323
177,857 Truist Bank Auto Credit-Linked Notes,
4.73%, 09/26/33(b) 178,144
110,000 Vantage Data Centers, LLC, 5.13%,
08/15/55(b) 108,719
78,212 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 78,664
5,181,896
Non-Agency Commercial Mortgage Backed Securities - 2.3%
43,680 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 42,660
15,527 BX Commercial Mortgage Trust,
4.76%, 02/15/39(b)(c) 15,503
64,325 CD Commercial Mortgage Trust,
4.21%, 08/15/51 64,334
154,328 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 148,595
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 191,417

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 150,000 IP 2025-IP Mortgage Trust, 5.25%,
06/10/42(b)(d) $ 152,632
143,799 KNDR 2021-KIND A, 4.82%,
08/15/38(b)(c) 143,207
48,613 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 46,656
129,391 Tricon Residential Trust, 3.86%,
04/17/39(b) 128,657
59,226 TRTX Issuer, Ltd. CLO, 5.39%,
02/15/39(b)(c) 59,201
117,064 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 114,957
70,741 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 61,538
275,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(b)(d) 277,381
145,000 Wells Fargo Commercial Mortgage
Trust, 6.10%, 01/15/58 153,535
220,000 WSTN Trust, 6.30%, 07/05/37(b)(d) 223,987
1,824,260
Non-Agency Residential Mortgage Backed Securities - 1.0%
79,548 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(d) 76,182
128,889 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 122,588
118,498 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 109,544
23,489 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 23,120
8,364 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 8,200
76,713 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 70,874
104,531 Ellington Financial Mortgage Trust,
5.73%, 01/25/60(b)(e) 105,693
16,497 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 16,096
131,488 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 119,965
80,852 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 76,217
97,440 Woodward Capital Management,
5.65%, 01/25/45(b)(e) 98,405
826,884
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $7,926,069) 7,833,040
Corporate Bonds - 11.5%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 303,383
Principal
Amount
Security
Description Value
$ 319,000 Verizon Communications, Inc., 4.78%,
02/15/35 $ 314,079
617,462
Consumer Discretionary - 1.3%
285,000 American Honda Finance Corp., 4.25%,
09/01/28 286,726
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 204,349
330,000 McDonald's Corp., 2.13%, 03/01/30 304,747
50,000 Starbucks Corp., 2.00%, 03/12/27 48,846
335,000 The Walt Disney Co., 2.65%, 01/13/31 313,352
1,158,020
Consumer Staples - 1.2%
310,000 Dollar General Corp., 3.50%, 04/03/30 299,820
300,000 Mars, Inc., 4.80%, 03/01/30(b) 306,589
115,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 113,396
250,000 The Campbell's Co., 2.38%, 04/24/30 229,901
949,706
Energy - 0.4%
60,000 Energy Transfer LP, 5.55%, 05/15/34 61,659
245,000 Energy Transfer LP, 4.95%, 05/15/28 248,960
310,619
Financials - 4.2%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 316,591
326,000 CBRE Services, Inc., 2.50%, 04/01/31 295,688
300,000 Citigroup, Inc., 4.91%, 05/24/33(d) 303,595
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 261,648
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 320,361
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 322,540
150,000 KeyCorp, MTN, 2.25%, 04/06/27 146,607
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 289,103
155,000 NNN REIT, Inc., 4.60%, 02/15/31 156,071
225,000 Regions Financial Corp., 1.80%,
08/12/28 212,896
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 304,004
210,000 U.S. Bancorp, 4.84%, 02/01/34(d) 211,543
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) 322,225
3,462,872
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 112,043
Industrials - 1.5%
260,000 Agilent Technologies, Inc., 2.10%,
06/04/30 237,604
100,000 AptarGroup, Inc., 4.75%, 03/30/31 100,706
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 219,136

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 $ 256,995
175,000 Union Pacific Corp., 3.95%, 09/10/28 175,367
285,000 Waste Management, Inc., 1.50%,
03/15/31 248,937
1,238,745
Information Technology - 1.5%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 153,780
305,000 eBay, Inc., 3.60%, 06/05/27 303,345
225,000 Oracle Corp., 2.30%, 03/25/28 214,559
175,000 Paychex, Inc., 5.10%, 04/15/30 180,165
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 302,054
55,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 48,477
1,202,380
Utilities - 0.5%
85,000 Duke Energy Corp., 5.75%, 09/15/33 90,009
300,000 Exelon Corp., 5.13%, 03/15/31 309,704
399,713
Total Corporate Bonds (Cost $9,553,507) 9,451,560
Government & Agency Obligations - 15.1%
GOVERNMENT SECURITIES - 14.1%
Municipals - 0.1%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 47,015
Treasury Inflation Index Securities - 0.3%
290,859 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 288,899
U.S. Treasury Securities - 13.7%
3,475,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,191,842
3,725,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 3,322,089
1,780,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,765,190
1,055,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 1,066,086
445,000 U.S. Treasury Note/Bond, 4.25%,
08/15/35 448,198
1,430,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,458,935
11,252,340
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.0%
Federal Home Loan Mortgage Corp. - 0.4%
91,204 Federal Home Loan Mortgage Corp.,
5.50%, 04/25/36 94,191
25,317 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(e) 25,134
1,482 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 1,480
Principal
Amount
Security
Description Value
$ 240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 $ 226,927
347,732
Federal National Mortgage Association - 0.5%
123,150 Federal National Mortgage Association,
6.79%, 07/25/32(d) 129,376
246,123 Federal National Mortgage Association,
5.00%, 07/25/36 248,856
1,658 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 1,650
64,941 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(d) 64,476
444,358
Government National Mortgage Association - 0.1%
58,286 Government National Mortgage
Association, 3.50%, 01/20/69(d) 56,877
Total Government & Agency Obligations (Cost
$12,383,908) 12,437,221
Shares
Security
Description Value
Short-Term Investments - 2.8%
Investment Company - 2.8%
2,272,290 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(g) 2,272,290
Total Short-Term Investments (Cost $2,272,290) 2,272,290
Investments, at value - 99.8% (Cost $54,318,875) 81,846,549
Other assets in excess of liabilities - 0.2% 181,627
NET ASSETS - 100.0% $ 82,028,176
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2025, the aggregate value of these liquid securities were
$7,892,786 or 9.6% of net assets.
(c) Floating rate security. Rate presented is as of December 31, 2025.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2025.
(e) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2025.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
CLO Collateralized Loan Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
BALANCED FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.6%
Communication Services - 1.5%
2,159 Nexstar Media Group, Inc., Class A $ 438,385
Consumer Discretionary - 12.5%
3,176 Burlington Stores, Inc.(a) 917,388
903 Domino's Pizza, Inc. 376,388
2,879 Dorman Products, Inc.(a) 354,664
5,970 Ollie's Bargain Outlet Holdings, Inc.(a) 654,372
903 TopBuild Corp.(a) 376,723
9,612 Tractor Supply Co. 480,696
5,152 Wyndham Hotels & Resorts, Inc. 389,285
3,549,516
Consumer Staples - 3.4%
1,016 Casey's General Stores, Inc. 561,553
2,526 The Marzetti Co. 415,325
976,878
Energy - 3.3%
15,991 Northern Oil & Gas, Inc. 343,327
42,398 Permian Resources Corp. 594,844
938,171
Financials - 17.5%
15,158 Atlantic Union Bankshares Corp. 535,078
3,133 Brown & Brown, Inc. 249,700
4,135 Cullen/Frost Bankers, Inc. 523,615
339 Markel Group, Inc.(a) 728,731
8,595 Moelis & Co., Class A 590,820
6,478 Selective Insurance Group, Inc. 542,014
6,676 SouthState Bank Corp. 628,279
5,928 Stifel Financial Corp. 742,304
3,670 UMB Financial Corp. 422,197
4,962,738
Health Care - 8.5%
11,602 AMN Healthcare Services, Inc.(a) 182,847
14,566 Enovis Corp.(a) 388,038
3,303 ICON PLC(a) 601,873
5,589 Integer Holdings Corp.(a) 438,345
1,694 Molina Healthcare, Inc.(a) 293,977
5,392 Revvity, Inc. 521,676
2,426,756
Industrials - 23.2%
4,940 AAON, Inc. 376,675
2,188 Broadridge Financial Solutions, Inc. 488,296
1,327 CACI International, Inc., Class A(a) 707,039
1,665 Carlisle Cos., Inc. 532,567
3,712 EnerSys 544,736
2,766 Enpro, Inc. 592,284
15,412 ExlService Holdings, Inc.(a) 654,085
7,607 Fortune Brands Innovations, Inc. 380,502
3,839 Franklin Electric Co., Inc. 366,740
5,702 ICF International, Inc. 486,381
2,047 Lincoln Electric Holdings, Inc. 490,543
12,745 Robert Half, Inc. 346,154
Shares
Security
Description Value
18,419 Tetra Tech, Inc. $ 617,773
6,583,775
Information Technology - 14.8%
5,674 Blackbaud, Inc.(a) 359,278
8,355 Diodes, Inc.(a) 412,236
8,101 Dynatrace, Inc.(a) 351,097
2,653 Littelfuse, Inc. 670,997
2,272 Manhattan Associates, Inc.(a) 393,760
4,008 Onto Innovation, Inc.(a) 632,703
9,569 Power Integrations, Inc. 340,082
3,557 PTC, Inc.(a) 619,665
3,204 Qualys, Inc.(a) 425,811
4,205,629
Materials - 4.2%
2,258 Balchem Corp. 346,287
1,284 Reliance, Inc. 370,909
4,643 RPM International, Inc. 482,872
1,200,068
Real Estate - 7.0%
5,984 Agree Realty Corp. REIT 431,027
2,145 EastGroup Properties, Inc. REIT 382,110
1,665 Jones Lang LaSalle, Inc.(a) 560,223
4,841 Lamar Advertising Co., Class A REIT 612,774
1,986,134
Utilities - 2.7%
5,998 IDACORP, Inc. 759,107
Total Common Stocks (Cost $25,381,038) 28,027,157
Shares
Security
Description Value
Short-Term Investments - 1.1%
Investment Company - 1.1%
327,535 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(b) 327,535
Total Short-Term Investments (Cost $327,535) 327,535
Investments, at value - 99.7% (Cost $25,708,573) 28,354,692
Other assets in excess of liabilities - 0.3% 77,418
NET ASSETS - 100.0% $ 28,432,110

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2025 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2025
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.0%
Consumer Discretionary - 9.9%
126,001 Acushnet Holdings Corp. $ 10,057,400
62,579 Boot Barn Holdings, Inc.(a) 11,043,316
61,686 Dorman Products, Inc.(a) 7,599,098
107,122 Monarch Casino & Resort, Inc. 10,251,575
62,422 Ollie's Bargain Outlet Holdings, Inc.(a) 6,842,076
85,561 Patrick Industries, Inc. 9,277,379
55,070,844
Consumer Staples - 2.1%
69,573 Interparfums, Inc. 5,901,878
561,745 Utz Brands, Inc. 5,830,913
11,732,791
Energy - 2.0%
524,881 Northern Oil & Gas, Inc. 11,269,195
Financials - 18.8%
374,795 Atlantic Union Bankshares Corp. 13,230,264
151,821 Cass Information Systems, Inc. 6,303,608
136,992 Mercantile Bank Corp. 6,589,315
210,352 Moelis & Co., Class A 14,459,596
217,715 Origin Bancorp, Inc. 8,188,261
428,592 Seacoast Banking Corp. of Florida 13,466,361
145,879 Selective Insurance Group, Inc. 12,205,696
156,712 Stewart Information Services Corp. 11,010,585
224,657 The Baldwin Insurance Group, Inc.,
Class A(a) 5,398,508
72,887 UMB Financial Corp. 8,384,920
89,610 Walker & Dunlop, Inc. 5,390,042
104,627,156
Health Care - 10.8%
109,647 Addus HomeCare Corp.(a) 11,774,991
217,768 AMN Healthcare Services, Inc.(a) 3,432,024
341,035 Concentra Group Holdings Parent, Inc. 6,711,569
161,498 CONMED Corp. 6,556,819
304,379 Enovis Corp.(a) 8,108,656
122,433 Integer Holdings Corp.(a) 9,602,420
133,573 Prestige Consumer Healthcare, Inc.(a) 8,240,118
312,846 Simulations Plus, Inc.(a) 5,703,183
60,129,780
Industrials - 20.5%
56,165 Alamo Group, Inc. 9,428,419
35,076 CSW Industrials, Inc. 10,295,858
67,734 EnerSys 9,939,964
73,046 Enpro, Inc. 15,641,340
85,930 ESCO Technologies, Inc. 16,789,863
230,861 ExlService Holdings, Inc.(a) 9,797,741
82,301 Franklin Electric Co., Inc. 7,862,214
122,320 ICF International, Inc. 10,433,896
228,285 Kforce, Inc. 7,058,572
168,335 Korn Ferry 11,113,477
52,325 McGrath RentCorp 5,490,462
113,851,806
Shares
Security
Description Value
Information Technology - 19.8%
82,773 Advanced Energy Industries, Inc. $ 17,330,183
63,579 Ambarella, Inc.(a) 4,503,936
242,432 Benchmark Electronics, Inc. 10,366,392
140,988 Blackbaud, Inc.(a) 8,927,360
418,969 Cohu, Inc.(a) 9,749,409
158,764 CTS Corp. 6,806,213
197,680 Diodes, Inc.(a) 9,753,531
95,342 ePlus, Inc. 8,361,493
31,709 Littelfuse, Inc. 8,019,840
313,793 LiveRamp Holdings, Inc.(a) 9,216,101
172,805 Power Integrations, Inc. 6,141,490
607,812 Viavi Solutions, Inc.(a) 10,831,210
110,007,158
Materials - 4.7%
67,943 Balchem Corp. 10,419,739
137,833 Kaiser Aluminum Corp. 15,831,498
26,251,237
Real Estate - 5.7%
162,340 CareTrust REIT, Inc. 5,870,214
368,957 Marcus & Millichap, Inc. 10,068,837
429,696 NETSTREIT Corp. REIT 7,579,837
917,241 Sunstone Hotel Investors, Inc. REIT 8,200,135
31,719,023
Utilities - 3.7%
74,570 Chesapeake Utilities Corp. 9,303,353
90,346 IDACORP, Inc. 11,434,190
20,737,543
Total Common Stocks (Cost $389,789,385) 545,396,533
Shares
Security
Description Value
Short-Term Investments - 1.9%
Investment Company - 1.9%
10,504,216 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
3.64%(b) 10,504,216
Total Short-Term Investments (Cost $10,504,216) 10,504,216
Investments, at value - 99.9% (Cost $400,293,601) 555,900,749
Other assets in excess of liabilities - 0.1% 739,851
NET ASSETS - 100.0% $ 556,640,600

Notes to Schedules of Portfolio Investments
December 31, 2025
(Unaudited)
Quarterly Report 2025

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
December 31, 2025
(Unaudited)
Quarterly Report 2025

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 58,930,186 $ – $ 58,930,186
Non-Agency Commercial Mortgage Backed Securities – 21,801,725 – 21,801,725
Non-Agency Residential Mortgage Backed Securities – 12,228,399 – 12,228,399
Corporate Bonds – 67,608,875 – 67,608,875
Government & Agency Obligations – 62,648,357 – 62,648,357
Preferred Stocks 229,342 – – 229,342
Short-Term Investments 2,144,128 – – 2,144,128
Total $ 2,373,470 $ 223,217,542 $ – $ 225,591,012
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 10,516,818 $ – $ 10,516,818
Non-Agency Commercial Mortgage Backed Securities – 3,084,250 – 3,084,250
Non-Agency Residential Mortgage Backed Securities – 11,372,590 – 11,372,590
Corporate Bonds – 42,954,406 – 42,954,406
Government & Agency Obligations – 98,492,514 – 98,492,514
Short-Term Investments 1,537,223 – – 1,537,223
Total $ 1,537,223 $ 166,420,578 $ – $ 167,957,801

Notes to Schedules of Portfolio Investments
December 31, 2025
(Unaudited)
Quarterly Report 2025

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 51,072,918 $ – $ 51,072,918
Short-Term Investments 586,532 – – 586,532
Total $ 586,532 $ 51,072,918 $ – $ 51,659,450
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 49,852,438 $ – $ – $ 49,852,438
Asset Backed Securities – 5,181,896 – 5,181,896
Non-Agency Commercial Mortgage Backed Securities – 1,824,260 – 1,824,260
Non-Agency Residential Mortgage Backed Securities – 826,884 – 826,884
Corporate Bonds – 9,451,560 – 9,451,560
Government & Agency Obligations – 12,437,221 – 12,437,221
Short-Term Investments 2,272,290 – – 2,272,290
Total $ 52,124,728 $ 29,721,821 $ – $ 81,846,549
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 28,027,157 $ – $ – $ 28,027,157
Short-Term Investments 327,535 – – 327,535
Total $ 28,354,692 $ – $ – $ 28,354,692
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 545,396,533 $ – $ – $ 545,396,533
Short-Term Investments 10,504,216 – – 10,504,216
Total $ 555,900,749 $ – $ – $ 555,900,749

Notes to Schedules of Portfolio Investments
December 31, 2025
(Unaudited)
Quarterly Report 2025

from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.